Schedule of Portfolio Investments
AAMA Equity Fund
March 31, 2020 (Unaudited)

COMMON STOCKS - 52.5%	Shares	Value
AEROSPACE & DEFENSE - 1.5%
Boeing Company (The)	11,000	$1,640,540
Raytheon Company	20,000	2,623,000
Spirit AeroSystems Holdings, Inc. - Class A	8,900	212,977
		4,476,517
AIR FREIGHT & LOGISTICS - 0.6%
United Parcel Service, Inc. - Class B	20,000	1,868,400

BANKS - 3.0%
Bank of America Corporation	123,800	2,628,274
JPMorgan Chase & Company	37,400	3,367,122
Truist Financial Corporation	51,045	1,574,228
U.S. Bancorp	42,900	1,477,905
		9,047,529
BEVERAGES - 0.6%
PepsiCo, Inc.	16,400	1,969,640

BIOTECHNOLOGY - 1.0%
Amgen, Inc.	15,000	3,040,950

BUILDING PRODUCTS - 0.6%
Johnson Controls International plc	47,600	1,283,296
Masco Corporation	13,200	456,324
		1,739,620
COMMUNICATIONS EQUIPMENT - 0.9%
Cisco Systems, Inc.	71,600	2,814,596

CONSTRUCTION & ENGINEERING - 0.2%
Quanta Services, Inc.	16,100	510,853

CONTAINERS & PACKAGING - 0.8%
Ball Corporation	37,000	2,392,420

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
Verizon Communications, Inc.	108,100	5,808,213

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 52.5% (Continued)	Shares	Value
ELECTRIC UTILITIES - 0.4%
Exelon Corporation	30,000	$1,104,300

ELECTRICAL EQUIPMENT - 1.2%
Emerson Electric Company	78,400	3,735,760

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
Corning, Inc.	134,800	2,768,792

ENERGY EQUIPMENT & SERVICES - 0.3%
Schlumberger Ltd.	65,000	876,850

FOOD & STAPLES RETAILING - 1.8%
Kroger Company (The)	77,500	2,334,300
Walmart, Inc.	29,100	3,306,342
		5,640,642
FOOD PRODUCTS - 0.8%
Conagra Brands, Inc.	80,000	2,347,200

HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
Edwards Lifesciences Corporation (a)	9,700	1,829,614
Medtronic plc	49,100	4,427,838
		6,257,452
HEALTH CARE PROVIDERS & SERVICES - 2.9%
Humana, Inc.	8,700	2,731,974
UnitedHealth Group, Inc.	19,400	4,837,972
Universal Health Services, Inc. - Class B	12,100	1,198,868
		8,768,814
HOTELS, RESTAURANTS & LEISURE - 1.5%
Starbucks Corporation	70,000	4,601,800

HOUSEHOLD DURABLES - 0.4%
Newell Brands, Inc.	100,000	1,328,000

HOUSEHOLD PRODUCTS - 0.8%
Procter & Gamble Company (The)	21,900	2,409,000

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 52.5% (Continued)	Shares	Value
INTERACTIVE MEDIA & SERVICES - 1.3%
Alphabet, Inc. - Class A (a)	3,400	$3,950,630

INTERNET & DIRECT MARKETING RETAIL - 1.5%
Amazon.com, Inc. (a)	2,400	4,679,328

IT SERVICES - 1.8%
Mastercard, Inc. - Class A	11,100	2,681,316
Visa, Inc. - Class A	17,400	2,803,488
		5,484,804
METALS & MINING - 0.4%
Freeport-McMoRan, Inc.	200,000	1,350,000

MULTI-UTILITIES - 0.4%
Public Service Enterprise Group, Inc.	25,000	1,122,750

OIL, GAS & CONSUMABLE FUELS - 2.0%
Chevron Corporation	35,500	2,572,330
Exxon Mobil Corporation	70,000	2,657,900
ONEOK, Inc.	33,000	719,730
		5,949,960
PHARMACEUTICALS - 4.0%
Bristol-Myers Squibb Company	70,000	3,901,800
Johnson & Johnson	48,000	6,294,240
Pfizer, Inc.	61,500	2,007,360
		12,203,400
ROAD & RAIL - 1.6%
Norfolk Southern Corporation	14,200	2,073,200
Union Pacific Corporation	19,800	2,792,592
		4,865,792
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
Applied Materials, Inc.	93,800	4,297,916
Intel Corporation	64,300	3,479,916
QUALCOMM, Inc.	50,900	3,443,385
Texas Instruments, Inc.	31,700	3,167,781
		14,388,998
SOFTWARE - 4.0%
Adobe, Inc. (a)	13,200	4,200,768

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 52.5% (Continued)	Shares	Value
SOFTWARE - 4.0% (Continued)
Microsoft Corporation	32,500	$5,125,575
Oracle Corporation	57,000	2,754,810
		12,081,153
SPECIALTY RETAIL - 1.7%
Advance Auto Parts, Inc.	20,000	1,866,400
Home Depot, Inc. (The)	17,000	3,174,070
		5,040,470
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.9%
Apple, Inc.	22,800	5,797,812

TRADING COMPANIES & DISTRIBUTORS - 1.1%
Fastenal Company	30,000	937,500
W.W. Grainger, Inc.	10,100	2,509,850
		3,447,350
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
T-Mobile US, Inc. (a)	70,300	5,898,170

TOTAL COMMON STOCKS (Cost $155,709,787)		$159,767,965

EXCHANGE-TRADED FUNDS - 36.0%	Shares	Value
iShares Core S&P 500 ETF	101,200	$26,150,080
iShares Core S&P U.S. Growth ETF	239,600	13,678,764
Schwab U.S. Large-Cap ETF	401,700	24,604,125
Vanguard Growth ETF	112,500	17,627,625
Vanguard S&P 500 ETF	115,600	27,376,392
TOTAL EXCHANGE-TRADED FUNDS (Cost $99,374,357)		$109,436,986

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

MONEY MARKET FUNDS - 11.5%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Advisory Class, 0.17% (b) (Cost $34,856,475)	34,856,475	$34,856,475

TOTAL INVESTMENTS (Cost $289,940,619) - 100.0%		$304,061,426

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (c)		(28,386)

NET ASSETS - 100.0%		$304,033,040

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2020.
(c)	Percentage rounds to less than 0.1%.